Selected Quarterly Financial Data Selected Quarterly Financial Data (Tables)	9 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Summarized quarterly financial data are as follows (in thousands):

	Tesoro Logistics LP (As Previously Reported)	Anacortes Rail Facility (Predecessor)	Total Capital Expenditures
Capital Expenditures
First Quarter
Crude Oil Gathering	$2,621	$—	$2,621
Terminalling, Transportation and Storage	2,231	8,130	10,361
Total Capital Expenditures	$4,852	$8,130	$12,982

Second Quarter
Crude Oil Gathering	$6,328	$—	$6,328
Terminalling, Transportation and Storage	2,881	27,370	30,251
Total Capital Expenditures	$9,209	$27,370	$36,579

Third Quarter
Crude Oil Gathering	$4,219	$—	$4,219
Terminalling, Transportation and Storage	8,283	13,235	21,518
Total Capital Expenditures	$12,502	$13,235	$25,737

Nine Months Ended September 30, 2012
Crude Oil Gathering	$13,168	$—	$13,168
Terminalling, Transportation and Storage	13,395	48,735	62,130
Total Capital Expenditures	$26,563	$48,735	$75,298